Schedule of Investments (unaudited) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	5,389	$108,696
Aerovironment Inc.(a)	1,959	138,756
Axon Enterprise Inc.(a)(b)	4,290	325,868
BWX Technologies Inc.	8,301	519,394
Cubic Corp.	4,170	171,846
Curtiss-Wright Corp.(b)	2,952	296,086
Hexcel Corp.	6,723	243,305
Kratos Defense & Security Solutions Inc.(a)(b)	6,956	129,034
Maxar Technologies Inc.(a)	9,438	142,231
Mercury Systems Inc.(a)(b)	4,243	379,112
Moog Inc., Class A	3,315	179,971
Park Aerospace Corp.	8,316	100,873
Spirit AeroSystems Holdings Inc., Class A	5,202	112,727
Vectrus Inc.(a)	2,196	120,604

		2,968,503

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	6,162	127,554
Hub Group Inc., Class A(a)	3,925	183,572

		311,126

Airlines — 0.0%
Hawaiian Holdings Inc.	7,470	107,792

Auto Components — 1.0%
Adient PLC(a)	5,619	95,579
American Axle & Manufacturing Holdings Inc.(a)	14,402	102,398
Cooper Tire & Rubber Co.	4,679	120,391
Dana Inc.	8,485	107,250
Delphi Technologies PLC(a)	8,222	105,899
Dorman Products Inc.(a)	2,045	142,987
Fox Factory Holding Corp.(a)	2,328	167,872
Gentex Corp.	13,266	350,753
Gentherm Inc.(a)	5,470	222,629
Goodyear Tire & Rubber Co. (The)	16,727	127,293
LCI Industries	1,429	141,371
Shyft Group Inc. (The)	5,759	98,410
Visteon Corp.(a)	2,028	146,016

		1,928,848

Automobiles — 0.3%
Harley-Davidson Inc.	9,955	212,440
Thor Industries Inc.	3,932	338,938
Winnebago Industries Inc.	2,023	110,051

		661,429

Banks — 6.4%
Amalgamated Bank, Class A	9,890	111,065
Ameris Bancorp	6,390	154,830
BancFirst Corp.	4,202	160,180
BancorpSouth Bank	13,424	298,416
Bank of Hawaii Corp.	6,017	387,074
Bank OZK	12,210	274,603
BankUnited Inc.	8,089	149,485
Banner Corp.	1,221	45,861
BOK Financial Corp.	3,742	190,617
Bridge Bancorp. Inc.	5,813	123,817
Bryn Mawr Bank Corp.	4,530	125,798
Cadence BanCorp.	10,016	80,829
Camden National Corp.	4,256	142,746
CIT Group Inc.	6,106	110,763
Columbia Banking System Inc.	2,251	54,834

Security	Shares	Value

Banks (continued)
Commerce Bancshares Inc.	7,852	$500,408
Community Trust Bancorp. Inc.	3,790	124,464
Cullen/Frost Bankers Inc.	6,211	471,850
CVB Financial Corp.	6,702	130,756
Equity Bancshares Inc., Class A(a)	6,370	103,895
First Busey Corp.	14,040	251,456
First Financial Bancorp	10,920	145,127
First Financial Bankshares Inc.	9,814	300,701
First Hawaiian Inc.	7,889	136,085
First Horizon National Corp.	25,783	241,071
First Interstate BancSystem Inc., Class A	7,315	228,594
Fulton Financial Corp.	33,216	372,351
Glacier Bancorp. Inc.	8,804	362,637
Great Western Bancorp. Inc.	8,356	118,989
Hancock Whitney Corp.	6,407	138,519
Heartland Financial USA Inc.	6,535	209,185
Heritage Financial Corp./WA	4,275	81,225
HomeTrust Bancshares Inc.	9,497	146,444
IBERIABANK Corp.	3,065	129,987
Independent Bank Corp.	1,166	81,002
International Bancshares Corp.	7,817	240,607
Investors Bancorp. Inc.	29,779	258,482
Live Oak Bancshares Inc.(b)	7,898	106,939
National Bank Holdings Corp., Class A	4,022	105,779
OceanFirst Financial Corp.	14,067	234,919
PacWest Bancorp	6,136	106,214
Pinnacle Financial Partners Inc.	7,381	294,133
Popular Inc.	4,733	186,906
Prosperity Bancshares Inc.	4,807	314,330
QCR Holdings Inc.	6,111	185,591
ServisFirst Bancshares Inc.	7,380	257,414
Simmons First National Corp., Class A	11,164	191,463
South State Corp.	4,006	210,595
Sterling Bancorp./DE	9,387	115,460
Stock Yards Bancorp. Inc.	6,269	213,334
Synovus Financial Corp.	8,641	165,821
TCF Financial Corp.	13,270	383,768
Texas Capital Bancshares Inc.(a)	4,711	126,066
TriState Capital Holdings Inc.(a)	7,123	106,489
Triumph Bancorp. Inc.(a)	4,236	103,994
Trustmark Corp.	6,096	145,024
UMB Financial Corp.	6,375	326,910
Umpqua Holdings Corp.	26,489	301,710
United Bankshares Inc./WV	5,817	169,158
Univest Financial Corp.	8,221	135,153
Valley National Bancorp	26,295	209,834
Webster Financial Corp.	8,556	242,135
Western Alliance Bancorp	9,056	345,486
Wintrust Financial Corp.	5,692	241,113

		12,710,491

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	489	276,153
Coca-Cola Consolidated Inc.	397	96,642

		372,795

Biotechnology — 6.3%
ACADIA Pharmaceuticals Inc.(a)	8,783	436,339
Acceleron Pharma Inc.(a)	3,098	306,175
Adverum Biotechnologies Inc.(a)	5,005	103,253
Agios Pharmaceuticals Inc.(a)	5,213	269,721

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aimmune Therapeutics Inc.(a)(b)	5,623	$93,398
Akebia Therapeutics Inc.(a)	7,739	90,082
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alkermes PLC(a)	9,100	148,876
Allakos Inc.(a)(b)	1,917	124,605
Allogene Therapeutics Inc.(a)	3,855	185,657
Amicus Therapeutics Inc.(a)	18,158	226,521
AnaptysBio Inc.(a)	5,010	95,591
Apellis Pharmaceuticals Inc.(a)	3,942	132,806
Arcus Biosciences Inc.(a)	2,776	87,028
Arena Pharmaceuticals Inc.(a)	2,688	160,662
Arrowhead Pharmaceuticals Inc.(a)	6,290	202,790
Assembly Biosciences Inc.(a)	4,601	89,674
Atara Biotherapeutics Inc.(a)	8,349	96,014
BioCryst Pharmaceuticals Inc.(a)	17,944	80,658
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,420	213,647
Bluebird Bio Inc.(a)	4,456	283,535
Blueprint Medicines Corp.(a)	3,388	220,694
CareDx Inc.(a)	3,006	96,553
ChemoCentryx Inc.(a)	2,901	180,993
Coherus Biosciences Inc.(a)	5,540	103,266
CRISPR Therapeutics AG(a)(b)	2,579	166,552
Cytokinetics Inc.(a)	4,407	91,269
Deciphera Pharmaceuticals Inc.(a)	2,401	140,627
Denali Therapeutics Inc.(a)	6,158	171,377
Dicerna Pharmaceuticals Inc.(a)	6,004	129,506
Eagle Pharmaceuticals Inc./DE(a)	2,032	104,160
Editas Medicine Inc.(a)	3,611	97,750
Emergent BioSolutions Inc.(a)	2,791	233,021
Enanta Pharmaceuticals Inc.(a)	2,162	111,321
Epizyme Inc.(a)	5,140	90,207
Esperion Therapeutics Inc.(a)(b)	2,218	93,977
Exelixis Inc.(a)	19,202	474,481
Fate Therapeutics Inc.(a)	4,229	137,146
FibroGen Inc.(a)	6,514	217,828
Global Blood Therapeutics Inc.(a)	4,169	291,496
Gossamer Bio Inc.(a)	7,325	88,999
Halozyme Therapeutics Inc.(a)	11,332	275,028
Heron Therapeutics Inc.(a)(b)	5,851	106,605
ImmunoGen Inc.(a)	19,987	93,539
Immunomedics Inc.(a)	12,438	417,792
Insmed Inc.(a)	7,204	174,985
Intellia Therapeutics Inc.(a)	4,761	83,365
Intercept Pharmaceuticals Inc.(a)	1,795	129,707
Invitae Corp.(a)	7,206	121,205
Iovance Biotherapeutics Inc.(a)	6,837	219,399
Ironwood Pharmaceuticals Inc.(a)	10,546	102,613
Karyopharm Therapeutics Inc.(a)	5,367	99,236
Kodiak Sciences Inc.(a)(b)	1,785	115,329
Krystal Biotech Inc.(a)	1,747	89,813
Kura Oncology Inc.(a)	5,734	97,994
Ligand Pharmaceuticals Inc.(a)	1,470	149,308
MacroGenics Inc.(a)	3,629	69,822
Madrigal Pharmaceuticals Inc.(a)	766	88,871
Mirati Therapeutics Inc.(a)	1,991	197,487
Momenta Pharmaceuticals Inc.(a)(b)	7,206	226,845
Myriad Genetics Inc.(a)	6,434	93,486
Natera Inc.(a)	4,387	192,370
OPKO Health Inc.(a)	39,661	90,427
Portola Pharmaceuticals Inc.(a)	5,166	92,730

Security	Shares	Value

Biotechnology (continued)
Principia Biopharma Inc.(a)	1,666	$106,441
Progenics Pharmaceuticals Inc.(a)	25,528	108,366
Prothena Corp. PLC(a)	8,733	93,094
PTC Therapeutics Inc.(a)	3,879	196,704
Radius Health Inc.(a)	7,365	93,241
REGENXBIO Inc.(a)	2,822	106,277
Rocket Pharmaceuticals Inc.(a)	4,843	91,097
Sage Therapeutics Inc.(a)	4,030	143,952
Sangamo Therapeutics Inc.(a)	10,814	121,009
TG Therapeutics Inc.(a)	5,274	98,360
Turning Point Therapeutics Inc.(a)	2,489	172,363
Twist Bioscience Corp.(a)	2,297	87,171
Ultragenyx Pharmaceutical Inc.(a)	4,364	298,759
uniQure NV(a)(b)	2,697	181,131
United Therapeutics Corp.(a)	2,631	310,326
Veracyte Inc.(a)	4,152	103,551
Xencor Inc.(a)	3,469	104,937
Y-mAbs Therapeutics Inc.(a)	2,399	91,594
ZIOPHARM Oncology Inc.(a)	33,757	99,921

		12,607,582

Building Products — 0.9%
AAON Inc.	3,673	198,966
Advanced Drainage Systems Inc.	5,090	225,691
Armstrong World Industries Inc.	4,453	335,712
Builders FirstSource Inc.(a)	9,423	196,093
JELD-WEN Holding Inc.(a)	6,435	87,709
Masonite International Corp.(a)	1,436	95,322
Resideo Technologies Inc.(a)	15,375	108,547
Trex Co. Inc.(a)	4,024	483,363
UFP Industries Inc.	2,724	124,568

		1,855,971

Capital Markets — 1.7%
Affiliated Managers Group Inc.(b)	4,812	320,575
Ares Management Corp., Class A	4,789	180,833
Artisan Partners Asset Management Inc., Class A	3,450	99,946
Cohen & Steers Inc.	1,540	97,867
Evercore Inc., Class A	1,845	101,678
Federated Hermes Inc.	6,008	133,017
Houlihan Lokey Inc.	2,147	129,851
Interactive Brokers Group Inc., Class A	4,076	172,619
INTL. FCStone Inc.(a)	2,509	127,984
Janus Henderson Group PLC	21,115	455,239
Legg Mason Inc.	7,767	387,030
LPL Financial Holdings Inc.	6,148	438,906
Moelis & Co., Class A	3,215	108,120
Morningstar Inc.	1,956	299,894
Stifel Financial Corp.	2,868	136,832
Virtu Financial Inc., Class A	4,891	116,650
Virtus Investment Partners Inc.	1,116	103,766

		3,410,807

Chemicals — 1.6%
Ashland Global Holdings Inc.	1,822	122,366
Balchem Corp.	2,077	209,050
Chemours Co. (The)	11,305	148,209
HB Fuller Co.	6,589	247,878
Huntsman Corp.	12,302	223,281
Ingevity Corp.(a)	2,297	120,983
Innospec Inc.	2,914	224,640
Minerals Technologies Inc.	5,334	263,020

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
NewMarket Corp.	461	$201,056
PolyOne Corp.	5,807	143,897
Quaker Chemical Corp.	778	132,921
Scotts Miracle-Gro Co. (The)	2,556	364,409
Sensient Technologies Corp.	2,280	114,274
Stepan Co.	2,105	204,522
Trinseo SA	5,109	105,143
Valvoline Inc.	10,397	190,785
WR Grace & Co.	2,666	139,165

		3,155,599

Commercial Services & Supplies — 2.3%
ABM Industries Inc.	5,879	180,662
ACCO Brands Corp.	15,995	99,009
ADT Inc.	14,739	104,352
Brady Corp., Class A, NVS	4,998	255,548
Brink’s Co. (The)	2,489	99,809
Casella Waste Systems Inc., Class A(a)	1,897	96,652
Cimpress PLC(a)	1,294	116,628
Clean Harbors Inc.(a)	3,002	178,289
Covanta Holding Corp.	17,942	161,478
Deluxe Corp.	4,293	100,156
Healthcare Services Group Inc.	6,641	158,853
Herman Miller Inc.	6,587	151,633
HNI Corp.	4,056	103,306
IAA Inc.(a)	9,804	401,964
KAR Auction Services Inc.	12,402	177,969
Knoll Inc.	9,021	95,262
Matthews International Corp., Class A	6,704	138,773
McGrath RentCorp.	3,026	168,730
Mobile Mini Inc.	4,730	151,549
MSA Safety Inc.	2,789	331,723
Pitney Bowes Inc.	40,303	95,518
SP Plus Corp.(a)	4,997	101,789
Steelcase Inc., Class A	9,687	112,175
Stericycle Inc.(a)	4,314	236,536
Tetra Tech Inc.	4,710	371,619
UniFirst Corp./MA	1,447	260,170
Viad Corp.	5,620	103,071

		4,553,223

Communications Equipment — 1.2%
Acacia Communications Inc.(a)	1,403	94,703
ADTRAN Inc.	8,485	96,729
Ciena Corp.(a)	11,160	616,702
CommScope Holding Co. Inc.(a)(b)	16,351	168,579
EchoStar Corp., Class A(a)	3,263	101,675
Infinera Corp.(a)(b)	20,952	104,341
InterDigital Inc.	2,965	162,986
Lumentum Holdings Inc.(a)	5,428	397,981
NETGEAR Inc.(a)	3,737	96,153
NetScout Systems Inc.(a)	5,326	146,305
Plantronics Inc.	7,113	92,682
Ribbon Communications Inc.(a)	23,852	104,949
ViaSat Inc.(a)	2,402	100,884
Viavi Solutions Inc.(a)	8,326	96,498

		2,381,167

Construction & Engineering — 1.6%
AECOM(a)	12,626	489,510
Aegion Corp.(a)	7,620	114,376
Arcosa Inc.	3,570	136,267

Security	Shares	Value

Construction & Engineering (continued)
Argan Inc.	2,524	$93,363
Comfort Systems USA Inc.	5,346	197,802
Dycom Industries Inc.(a)	2,570	108,197
EMCOR Group Inc.	5,994	380,919
Fluor Corp.	12,143	140,980
Granite Construction Inc.	6,702	117,955
Great Lakes Dredge & Dock Corp.(a)	11,236	104,158
IES Holdings Inc.(a)	4,318	101,041
MasTec Inc.(a)	3,330	130,370
MYR Group Inc.(a)	3,957	114,001
Primoris Services Corp.	6,477	108,101
Quanta Services Inc.	13,952	515,247
Valmont Industries Inc.	2,198	250,572
WillScot Corp.(a)	7,435	99,183

		3,202,042

Construction Materials — 0.2%
Eagle Materials Inc.	1,526	101,876
Summit Materials Inc., Class A(a)	9,224	140,113
U.S. Concrete Inc.(a)	5,261	109,744

		351,733

Consumer Finance — 0.6%
Credit Acceptance Corp.(a)(b)	542	200,442
Encore Capital Group Inc.(a)	3,090	98,169
Green Dot Corp., Class A(a)	3,703	141,380
LendingTree Inc.(a)(b)	430	111,809
Navient Corp.	13,984	104,041
OneMain Holdings Inc.	4,600	107,318
PRA Group Inc.(a)	5,397	184,146
SLM Corp.	20,896	158,392

		1,105,697

Containers & Packaging — 1.0%
AptarGroup Inc.	5,648	629,130
Berry Global Group Inc.(a)	7,533	338,307
Graphic Packaging Holding Co.	13,823	200,019
Greif Inc., Class A, NVS	3,360	114,173
Myers Industries Inc.	7,703	104,838
O-I Glass Inc.	12,817	98,178
Sonoco Products Co.	8,226	426,189

		1,910,834

Distributors — 0.4%
Pool Corp.	3,139	844,454

Diversified Consumer Services — 1.8%
American Public Education Inc.(a)	3,010	94,604
Bright Horizons Family Solutions Inc.(a)	4,842	541,723
Carriage Services Inc.	5,917	110,766
Chegg Inc.(a)	7,358	449,427
frontdoor Inc.(a)	5,947	271,481
Graham Holdings Co., Class B	426	152,606
Grand Canyon Education Inc.(a)	2,851	278,229
H&R Block Inc.	12,339	209,763
Houghton Mifflin Harcourt Co.(a)	4,766	7,292
K12 Inc.(a)	4,047	99,637
Laureate Education Inc., Class A(a)	10,611	103,245
Service Corp. International(b)	13,584	535,617
ServiceMaster Global Holdings Inc.(a)	10,754	353,807
Strategic Education Inc.	1,299	220,349
WW International Inc.(a)(b)	4,055	96,914

		3,525,460

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.1%
Cannae Holdings Inc.(a)	3,864	$142,311
Jefferies Financial Group Inc.	9,309	136,377

		278,688

Diversified Telecommunication Services — 0.5%
Bandwidth Inc., Class A(a)	1,081	119,829
Cogent Communications Holdings Inc.	2,606	199,411
GCI Liberty Inc., Class A(a)	4,762	329,483
Iridium Communications Inc.(a)	7,458	171,534
Liberty Latin America Ltd., Class C, NVS(a)	10,742	103,123
Vonage Holdings Corp.(a)	12,878	124,015

		1,047,395

Electric Utilities — 0.3%
El Paso Electric Co.	1,874	127,376
Hawaiian Electric Industries Inc.	11,971	472,375

		599,751

Electrical Equipment — 1.0%
Acuity Brands Inc.	2,926	252,075
Atkore International Group Inc.(a)	3,795	101,858
Bloom Energy Corp., Class A(a)	11,285	90,618
EnerSys	2,101	132,993
Generac Holdings Inc.(a)	4,780	531,871
Hubbell Inc.	3,707	453,811
Plug Power Inc.(a)	25,609	107,814
Regal Beloit Corp.	2,033	161,705
Sunrun Inc.(a)	7,382	123,279
Vicor Corp.(a)	1,613	98,361

		2,054,385

Electronic Equipment, Instruments & Components — 3.3%
Anixter International Inc.(a)	2,660	254,589
Avnet Inc.	9,452	257,472
Badger Meter Inc.	3,960	242,312
Belden Inc.	3,047	103,720
Benchmark Electronics Inc.	6,124	129,768
Coherent Inc.(a)	1,836	266,606
CTS Corp.	5,180	110,541
Dolby Laboratories Inc., Class A	6,673	405,251
ePlus Inc.(a)	2,069	152,506
Fabrinet(a)	3,156	201,795
FARO Technologies Inc.(a)	1,667	93,819
Fitbit Inc., Class A(a)(b)	18,745	118,843
Flex Ltd.(a)	31,810	308,875
II-VI Inc.(a)	5,135	244,067
Insight Enterprises Inc.(a)	3,812	195,403
Itron Inc.(a)	4,058	261,416
Jabil Inc.	5,593	167,343
KEMET Corp.	4,913	132,798
Kimball Electronics Inc.(a)	7,109	100,877
Knowles Corp.(a)	6,896	103,716
Littelfuse Inc.	1,697	275,745
Methode Electronics Inc.	5,977	187,379
MTS Systems Corp.	5,820	102,490
National Instruments Corp.	11,501	445,319
Novanta Inc.(a)	2,709	278,241
OSI Systems Inc.(a)	2,449	185,561
Plexus Corp.(a)(b)	3,263	209,550
Rogers Corp.(a)	1,520	164,555
SYNNEX Corp.	2,953	314,937
Tech Data Corp.(a)	2,769	377,249
Vishay Intertechnology Inc.	9,220	149,917
Vishay Precision Group Inc.(a)	4,309	101,779

		6,644,439

Security	Shares	Value

Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	10,787	$97,838
Archrock Inc.	18,377	116,694
Cactus Inc., Class A	5,492	104,787
Core Laboratories NV(b)	4,982	100,736
DMC Global Inc.	3,551	101,381
Dril-Quip Inc.(a)	3,619	109,981
Helmerich & Payne Inc.	5,076	102,180
Oceaneering International Inc.(a)	18,343	117,762
TechnipFMC PLC	34,225	253,265
U.S. Silica Holdings Inc.	5,688	16,780

		1,121,404

Entertainment — 0.6%
Cinemark Holdings Inc.	10,312	154,989
Glu Mobile Inc.(a)	9,876	98,563
IMAX Corp.(a)	9,956	125,545
Lions Gate Entertainment Corp., Class A(a)	11,659	92,922
Madison Square Garden Sports Co. (The)(a)	875	149,301
World Wrestling Entertainment Inc., Class A	3,198	147,972
Zynga Inc., Class A(a)(b)	55,533	508,127

		1,277,419

Equity Real Estate Investment Trusts (REITs) — 7.8%
Agree Realty Corp.	3,880	243,548
Alexander & Baldwin Inc.	15,491	176,752
American Assets Trust Inc.	3,716	97,248
American Campus Communities Inc.	15,116	488,247
American Homes 4 Rent, Class A	13,142	331,704
Americold Realty Trust	12,476	445,518
Apartment Investment & Management Co., Class A(b)	7,798	287,512
Apple Hospitality REIT Inc.	11,143	113,770
Armada Hoffler Properties Inc.	12,385	106,759
Brandywine Realty Trust	32,142	310,170
Brixmor Property Group Inc.	25,239	281,667
CareTrust REIT Inc.	5,879	109,526
City Office REIT Inc.	10,698	99,277
Colony Capital Inc.	52,570	105,666
Columbia Property Trust Inc.	13,714	174,579
Community Healthcare Trust Inc.	2,523	91,888
CoreSite Realty Corp.	2,971	370,840
Corporate Office Properties Trust	14,255	355,947
Cousins Properties Inc.	10,394	323,461
CubeSmart	11,266	320,630
CyrusOne Inc.	7,976	592,936
DiamondRock Hospitality Co.	25,987	155,662
Douglas Emmett Inc.	19,454	571,169
Easterly Government Properties Inc.	11,576	290,210
Empire State Realty Trust Inc., Class A	13,554	89,863
EPR Properties	4,556	143,833
Essential Properties Realty Trust Inc.	9,557	130,357
First Industrial Realty Trust Inc.	6,260	237,129
Four Corners Property Trust Inc.	9,390	203,012
Franklin Street Properties Corp.	22,885	122,206
Gaming and Leisure Properties Inc.	11,945	412,580
Healthcare Realty Trust Inc.	5,751	176,556
Healthcare Trust of America Inc., Class A	10,953	289,926
Hudson Pacific Properties Inc.	9,925	239,887
Independence Realty Trust Inc.	10,203	100,908

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Innovative Industrial Properties Inc.	1,191	$97,329
iStar Inc.	9,401	102,753
JBG SMITH Properties	11,593	344,660
Kilroy Realty Corp.	9,182	524,476
Kimco Realty Corp.	29,716	330,145
Lamar Advertising Co., Class A	4,651	308,361
Lexington Realty Trust	10,376	100,855
Life Storage Inc.	3,526	343,714
Macerich Co. (The)	12,566	85,576
National Health Investors Inc.	2,101	116,584
National Storage Affiliates Trust	3,616	108,516
Office Properties Income Trust	4,089	103,411
Outfront Media Inc.	13,746	192,994
Paramount Group Inc.	12,132	93,538
Park Hotels & Resorts Inc.	17,533	172,349
Pebblebrook Hotel Trust	7,903	107,955
Physicians Realty Trust	10,024	173,114
Piedmont Office Realty Trust Inc., Class A	14,104	235,255
PotlatchDeltic Corp.	3,900	132,561
QTS Realty Trust Inc., Class A	4,518	309,935
Rayonier Inc.	6,981	165,799
Retail Properties of America Inc., Class A	19,198	104,053
Rexford Industrial Realty Inc.	10,122	402,856
RLJ Lodging Trust	12,799	131,958
Ryman Hospitality Properties Inc.	3,301	112,828
Sabra Health Care REIT Inc.	16,507	222,184
Service Properties Trust	15,477	104,470
SITE Centers Corp.	16,855	95,568
SL Green Realty Corp.	5,403	227,574
Spirit Realty Capital Inc.	4,923	139,961
STAG Industrial Inc.	6,575	176,868
STORE Capital Corp.	13,856	267,975
Sunstone Hotel Investors Inc.	17,062	150,999
Taubman Centers Inc.	3,677	152,007
Terreno Realty Corp.	2,457	125,774
Uniti Group Inc.	14,761	121,778
Washington Prime Group Inc.	11,235	7,197
Washington REIT	6,942	152,238
Weingarten Realty Investors	5,179	92,601
Xenia Hotels & Resorts Inc.	11,184	100,656

		15,630,368

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)	9,369	337,284
Casey’s General Stores Inc.	2,203	351,885
Grocery Outlet Holding Corp.(a)	4,229	155,670
Performance Food Group Co.(a)	9,336	248,804
PriceSmart Inc.	2,456	133,557
SpartanNash Co.	5,526	118,312
Sprouts Farmers Market Inc.(a)	9,737	244,691
U.S. Foods Holding Corp.(a)	15,831	303,005
United Natural Foods Inc.(a)(b)	5,200	101,920
Weis Markets Inc.	1,683	93,794

		2,088,922

Food Products — 1.4%
B&G Foods Inc.	5,704	132,447
Beyond Meat Inc.(a)(b)	1,640	210,396
Calavo Growers Inc.	1,597	93,441
Darling Ingredients Inc.(a)	12,935	301,515
Farmer Bros. Co.(a)	2,141	16,507

Security	Shares	Value

Food Products (continued)
Flowers Foods Inc.	12,292	$289,968
Fresh Del Monte Produce Inc.	4,233	105,359
Freshpet Inc.(a)	3,440	265,499
Hain Celestial Group Inc. (The)(a)	7,151	225,114
Hostess Brands Inc.(a)	9,885	119,361
Lancaster Colony Corp.	930	142,718
Pilgrim’s Pride Corp.(a)	4,780	98,803
Post Holdings Inc.(a)	3,774	328,564
Sanderson Farms Inc.	1,171	154,595
Simply Good Foods Co. (The)(a)	7,501	127,742
TreeHouse Foods Inc.(a)(b)	4,504	237,406

		2,849,435

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	1,761	159,089
National Fuel Gas Co.	7,154	300,253
New Jersey Resources Corp.	9,339	327,986
Northwest Natural Holding Co.	3,440	220,538
ONE Gas Inc.	6,320	530,690
South Jersey Industries Inc.	10,168	288,365
Southwest Gas Holdings Inc.	4,846	368,054
Spire Inc.	3,350	244,282

		2,439,257

Health Care Equipment & Supplies — 3.6%
AngioDynamics Inc.(a)	8,422	85,989
Antares Pharma Inc.(a)	35,999	103,317
AtriCure Inc.(a)	3,532	168,865
Atrion Corp.	174	111,706
Avanos Medical Inc.(a)(b)	3,777	109,760
Axonics Modulation Technologies Inc.(a)	2,315	84,891
Cantel Medical Corp.	2,662	112,017
Cardiovascular Systems Inc.(a)	3,516	136,140
Cerus Corp.(a)	17,440	108,477
CONMED Corp.	1,474	108,206
CryoPort Inc.(a)	3,544	87,076
Envista Holdings Corp.(a)	10,195	215,522
GenMark Diagnostics Inc.(a)	9,336	88,599
Glaukos Corp.(a)	2,764	107,741
Globus Medical Inc., Class A(a)	5,488	299,919
Haemonetics Corp.(a)	3,564	390,900
Heska Corp.(a)	1,145	100,680
Hill-Rom Holdings Inc.	4,984	506,723
ICU Medical Inc.(a)	839	167,481
Inogen Inc.(a)(b)	2,507	95,266
Integer Holdings Corp.(a)	1,651	130,726
Integra LifeSciences Holdings Corp.(a)	2,113	110,108
iRhythm Technologies Inc.(a)	1,557	193,551
LeMaitre Vascular Inc.	3,785	101,779
LivaNova PLC(a)	2,698	144,316
Merit Medical Systems Inc.(a)	4,404	198,136
Natus Medical Inc.(a)	4,264	91,250
Neogen Corp.(a)	3,024	215,369
Nevro Corp.(a)	1,994	250,446
Novocure Ltd.(a)	5,124	345,511
NuVasive Inc.(a)(b)	3,289	199,313
OraSure Technologies Inc.(a)	6,512	94,684
Orthofix Medical Inc.(a)	2,693	91,777
Penumbra Inc.(a)	2,350	405,187
Quidel Corp.(a)	2,606	456,050
Shockwave Medical Inc.(a)	2,273	100,035

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Silk Road Medical Inc.(a)(b)	2,477	$94,795
STAAR Surgical Co.(a)	2,701	104,799
Tactile Systems Technology Inc.(a)	1,873	90,747
Tandem Diabetes Care Inc.(a)	3,971	330,189
Varex Imaging Corp.(a)	5,275	98,959
Wright Medical Group NV(a)	6,382	188,588

		7,225,590

Health Care Providers & Services — 2.7%
Acadia Healthcare Co. Inc.(a)(b)	5,271	150,803
Addus HomeCare Corp.(a)	1,580	156,357
Amedisys Inc.(a)	2,398	460,536
AMN Healthcare Services Inc.(a)(b)	4,313	191,325
BioTelemetry Inc.(a)	3,888	183,436
Brookdale Senior Living Inc.(a)	28,598	104,669
Chemed Corp.	861	411,997
CorVel Corp.(a)	1,680	114,055
Covetrus Inc.(a)	7,995	122,164
Encompass Health Corp.	7,461	546,518
Ensign Group Inc. (The)	3,738	163,425
Guardant Health Inc.(a)(b)	3,669	331,641
Hanger Inc.(a)	5,401	99,162
HealthEquity Inc.(a)(b)	4,100	254,077
LHC Group Inc.(a)	2,331	378,811
Magellan Health Inc.(a)	1,651	123,809
MEDNAX Inc.(a)	7,104	110,325
National Research Corp.	2,721	154,335
Patterson Companies Inc.	10,011	197,117
Pennant Group Inc. (The)(a)	3,952	100,736
PetIQ Inc.(a)	3,426	105,110
Premier Inc., Class A(a)	6,227	216,637
Providence Service Corp. (The)(a)	1,756	141,358
R1 RCM Inc.(a)(b)	14,053	149,102
RadNet Inc.(a)	5,530	94,231
Select Medical Holdings Corp.(a)	11,360	183,350
Tenet Healthcare Corp.(a)	5,150	112,064
U.S. Physical Therapy Inc.	1,612	119,514

		5,476,664

Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)	23,571	148,969
Change Healthcare Inc.(a)	13,293	165,897
HMS Holdings Corp.(a)	5,617	175,475
Inspire Medical Systems Inc.(a)	1,204	98,174
Omnicell Inc.(a)	2,159	144,459
Tabula Rasa HealthCare Inc.(a)	1,596	85,274
Vocera Communications Inc.(a)(b)	4,837	94,950

		913,198

Hotels, Restaurants & Leisure — 2.6%
Boyd Gaming Corp.	5,572	119,129
Brinker International Inc.	4,067	107,166
Caesars Entertainment Corp.(a)	40,507	461,375
Choice Hotels International Inc.	1,207	97,562
Churchill Downs Inc.	2,698	357,944
Cracker Barrel Old Country Store Inc.	1,064	113,986
Dine Brands Global Inc.	2,272	103,126
Dunkin’ Brands Group Inc.	7,093	453,030
El Pollo Loco Holdings Inc.(a)	7,144	99,087
Eldorado Resorts Inc.(a)(b)	4,088	144,961
Everi Holdings Inc.(a)	17,310	107,495
Extended Stay America Inc.	9,852	113,298

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Inc.(a)	4,795	$103,284
Jack in the Box Inc.	1,883	126,199
Marriott Vacations Worldwide Corp.	2,780	249,727
Norwegian Cruise Line Holdings Ltd.(a)	16,067	251,609
Papa John’s International Inc.	1,584	123,378
Penn National Gaming Inc.(a)(b)	8,412	275,998
Planet Fitness Inc., Class A(a)	5,743	371,170
Scientific Games Corp./DE, Class A(a)	6,907	108,647
SeaWorld Entertainment Inc.(a)	5,865	105,922
Shake Shack Inc., Class A(a)	2,548	141,541
Six Flags Entertainment Corp.	4,112	94,494
Texas Roadhouse Inc.	3,520	182,512
Wendy’s Co. (The)	14,393	305,995
Wingstop Inc.	1,923	234,510
Wyndham Destinations Inc.	3,380	107,484
Wyndham Hotels & Resorts Inc.	5,080	233,324

		5,293,953

Household Durables — 1.5%
Cavco Industries Inc.(a)	595	113,163
Century Communities Inc.(a)	3,503	103,479
Ethan Allen Interiors Inc.	8,682	98,107
Helen of Troy Ltd.(a)	1,972	358,746
Installed Building Products Inc.(a)	1,606	103,234
iRobot Corp.(a)(b)	2,458	181,204
KB Home	6,157	203,673
La-Z-Boy Inc.	4,323	111,188
Leggett & Platt Inc.	6,623	202,598
LGI Homes Inc.(a)	1,694	141,313
MDC Holdings Inc.	3,111	105,743
Meritage Homes Corp.(a)	2,568	178,476
Skyline Champion Corp.(a)	4,157	103,260
Sonos Inc.(a)	9,765	106,048
Taylor Morrison Home Corp.(a)(b)	8,652	167,243
Tempur Sealy International Inc.(a)	2,369	154,530
Toll Brothers Inc.	6,479	209,336
TopBuild Corp.(a)	2,116	242,684
TRI Pointe Group Inc.(a)	7,376	105,624

		2,989,649

Household Products — 0.3%
Central Garden & Pet Co.(a)	2,651	97,265
Energizer Holdings Inc.	4,818	211,414
Spectrum Brands Holdings Inc.	3,278	155,115
WD-40 Co.	643	123,360

		587,154

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy Inc., Class C	11,857	259,787
NextEra Energy Partners LP	7,211	368,554
Ormat Technologies Inc.	3,624	263,863
TerraForm Power Inc., Class A	11,833	217,491

		1,109,695

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	4,531	543,085
Raven Industries Inc.	8,775	188,224

		731,309

Insurance — 2.2%
American Equity Investment Life Holding Co.	3,597	78,019
Assured Guaranty Ltd.	5,223	135,432
Axis Capital Holdings Ltd.	5,399	202,678
Brighthouse Financial Inc.(a)	6,187	183,816

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
CNO Financial Group Inc.	8,005	$114,872
Crawford & Co., Class A, NVS	16,377	98,590
eHealth Inc.(a)	1,552	202,412
Enstar Group Ltd.(a)	737	104,949
First American Financial Corp.	9,117	460,317
Genworth Financial Inc., Class A(a)	42,734	130,339
Goosehead Insurance Inc., Class A(a)	1,625	97,419
Hanover Insurance Group Inc. (The)	4,508	452,378
Horace Mann Educators Corp.	2,135	77,970
Kemper Corp.	3,959	251,001
Kinsale Capital Group Inc.	1,219	182,021
Old Republic International Corp.	12,607	196,543
Palomar Holdings Inc.(a)	1,497	111,407
Primerica Inc.	2,658	302,055
ProAssurance Corp.	7,003	96,641
RLI Corp.	2,289	180,739
Selective Insurance Group Inc.	3,512	184,204
Trupanion Inc.(a)	3,177	95,691
Universal Insurance Holdings Inc.	5,353	95,605
Unum Group	11,894	180,194
White Mountains Insurance Group Ltd.	180	164,801

		4,380,093

Interactive Media & Services — 0.2%
Cargurus Inc.(a)	4,003	103,998
TripAdvisor Inc.	6,633	127,884
Yelp Inc.(a)(b)	4,544	98,787

		330,669

Internet & Direct Marketing Retail — 0.9%
Etsy Inc.(a)	7,918	641,200
Groupon Inc.(a)	77,531	98,852
Grubhub Inc.(a)	5,715	324,269
Overstock.com Inc.(a)	5,187	95,285
Quotient Technology Inc.(a)	15,576	108,409
Qurate Retail Inc., Series A(a)	20,107	165,581
Stamps.com Inc.(a)	1,071	212,219
Stitch Fix Inc., Class A(a)(b)	4,294	99,277

		1,745,092

IT Services — 2.0%
Alliance Data Systems Corp.	2,661	123,284
CACI International Inc., Class A(a)	997	250,028
Cardtronics PLC, Class A(a)	4,269	103,267
Conduent Inc.(a)	42,365	101,252
CSG Systems International Inc.	2,337	110,657
DXC Technology Co.	16,687	237,122
Euronet Worldwide Inc.(a)	2,506	237,393
ExlService Holdings Inc.(a)	2,931	179,289
Fastly Inc., Class A(a)	4,017	173,293
KBR Inc.	7,640	179,158
Limelight Networks Inc.(a)	18,062	89,226
LiveRamp Holdings Inc.(a)(b)	3,369	169,899
ManTech International Corp./VA, Class A	1,316	102,306
MAXIMUS Inc.	2,330	167,807
NIC Inc.	4,073	97,996
Perficient Inc.(a)	2,740	93,270
Perspecta Inc.	7,776	172,394
Sabre Corp.	18,610	129,712
Science Applications International Corp.	2,777	244,487
Sykes Enterprises Inc.(a)	6,850	186,731
TTEC Holdings Inc.	2,512	106,408

Security	Shares	Value

IT Services (continued)
Verra Mobility Corp.(a)	9,268	$101,114
Virtusa Corp.(a)	4,080	122,686
WEX Inc.(a)	3,236	479,187

		3,957,966

Leisure Products — 0.6%
Brunswick Corp./DE	4,320	237,643
Callaway Golf Co.	7,667	117,458
Johnson Outdoors Inc., Class A	1,564	121,382
Malibu Boats Inc., Class A(a)	2,137	100,717
Mattel Inc.(a)	26,043	239,856
Polaris Inc.	3,134	273,724
YETI Holdings Inc.(a)(b)	5,082	163,132

		1,253,912

Life Sciences Tools & Services — 1.5%
Bio-Techne Corp.	2,294	607,451
Bruker Corp.	8,614	372,814
Charles River Laboratories International Inc.(a)	2,475	444,658
Luminex Corp.	4,414	137,540
Medpace Holdings Inc.(a)	1,606	149,069
NanoString Technologies Inc.(a)	3,056	93,300
NeoGenomics Inc.(a)	7,710	205,780
PRA Health Sciences Inc.(a)	3,527	365,045
Repligen Corp.(a)	3,630	475,421
Syneos Health Inc.(a)	3,492	212,977

		3,064,055

Machinery — 4.5%
AGCO Corp.	4,431	244,724
Alamo Group Inc.	1,427	147,438
Albany International Corp., Class A	1,725	104,018
Allison Transmission Holdings Inc.	10,750	405,490
Altra Industrial Motion Corp.	3,606	111,786
Astec Industries Inc.	3,256	138,315
Barnes Group Inc.	5,045	190,600
Chart Industries Inc.(a)	2,774	108,879
Colfax Corp.(a)	3,574	100,286
Crane Co.	3,345	186,383
Donaldson Co. Inc.	10,784	511,701
Douglas Dynamics Inc.	2,980	108,889
Enerpac Tool Group Corp.	7,176	128,450
ESCO Technologies Inc.	3,116	257,413
Evoqua Water Technologies Corp.(a)	6,493	122,133
Federal Signal Corp.	5,934	172,917
Flowserve Corp.	8,116	211,828
Franklin Electric Co. Inc.	4,749	240,869
Gates Industrial Corp. PLC(a)(b)	10,084	101,344
Graco Inc.	9,158	441,507
Helios Technologies Inc.	3,101	110,923
Hillenbrand Inc.	4,460	114,800
ITT Inc.	7,835	452,079
John Bean Technologies Corp.	1,800	147,870
Kennametal Inc.	4,022	111,570
Lincoln Electric Holdings Inc.	4,174	342,978
Lindsay Corp.	1,443	135,527
Meritor Inc.(a)(b)	5,686	115,881
Middleby Corp. (The)(a)	3,439	234,196
Navistar International Corp.(a)	4,055	101,943
Oshkosh Corp.	6,172	443,273
Proto Labs Inc.(a)(b)	1,923	242,971
Rexnord Corp.	6,324	190,352

7

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
SPX Corp.(a)	2,573	$102,869
SPX FLOW Inc.(a)	2,987	103,290
Tennant Co.	2,303	147,254
Terex Corp.	6,618	104,035
Timken Co. (The)	3,313	140,935
Toro Co. (The)	8,523	605,730
Trinity Industries Inc.	5,587	111,572
Wabash National Corp.	10,581	101,049
Watts Water Technologies Inc., Class A	3,846	319,833
Welbilt Inc.(a)	17,011	103,427
Woodward Inc.	4,579	314,028

		8,933,355

Media — 0.8%
Cardlytics Inc.(a)	1,633	111,191
Gray Television Inc.(a)	7,194	100,284
Hemisphere Media Group Inc.(a)	10,188	99,842
Iheartmedia Inc., Class A(a)(b)	13,165	114,536
John Wiley & Sons Inc., Class A	5,706	229,381
New York Times Co. (The), Class A	10,521	412,739
Nexstar Media Group Inc., Class A	2,764	230,269
Scholastic Corp., NVS	3,337	98,108
Sinclair Broadcast Group Inc., Class A	5,420	101,300
TEGNA Inc.	13,925	163,201

		1,660,851

Metals & Mining — 1.2%
Alcoa Corp.(a)	16,862	155,299
Allegheny Technologies Inc.(a)	11,940	103,639
Arconic Corp.(a)	9,861	142,689
Cleveland-Cliffs Inc.	24,766	129,279
Coeur Mining Inc.(a)	15,658	90,034
Commercial Metals Co.	7,782	133,539
Compass Minerals International Inc.	2,955	142,372
Hecla Mining Co.	29,264	97,156
Reliance Steel & Aluminum Co.	5,779	560,563
Royal Gold Inc.	4,885	650,682
Schnitzer Steel Industries Inc., Class A	9,786	153,640

		2,358,892

Mortgage Real Estate Investment — 0.8%
Apollo Commercial Real Estate Finance Inc.	11,882	97,789
Arbor Realty Trust Inc.	12,595	106,050
Ares Commercial Real Estate Corp.	13,243	98,661
Blackstone Mortgage Trust Inc., Class A	8,251	194,641
Chimera Investment Corp.	13,236	109,991
Ellington Financial Inc.	9,021	92,014
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,428	128,456
KKR Real Estate Finance Trust Inc.	9,270	150,081
New Residential Investment Corp.	25,439	182,398
PennyMac Mortgage Investment Trust(d)	9,914	109,153
Starwood Property Trust Inc.	22,689	300,856
Two Harbors Investment Corp.	20,510	92,705

		1,662,795

Multi-Utilities — 0.4%
Avista Corp.	10,893	426,679
MDU Resources Group Inc.	15,287	332,645
Unitil Corp.	2,214	106,648

		865,972

Multiline Retail — 0.4%
Big Lots Inc.(b)	3,478	134,772
Kohl’s Corp.	9,220	177,208

Security	Shares	Value

Multiline Retail (continued)
Macy’s Inc.	24,949	$158,676
Nordstrom Inc.	7,875	127,024
Ollie’s Bargain Outlet Holdings Inc.(a)	3,251	297,304

		894,984

Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	23,795	113,740
Antero Resources Corp.(a)	30,686	91,751
Apache Corp.	26,411	284,975
Brigham Minerals Inc., Class A	6,773	89,742
Cimarex Energy Co.	7,775	204,327
Clean Energy Fuels Corp.(a)	47,578	99,438
CNX Resources Corp.(a)	15,123	154,103
Continental Resources Inc./OK	6,884	84,191
Delek U.S. Holdings Inc.	6,060	119,200
EnLink Midstream LLC	48,327	114,052
EQT Corp.	18,980	253,193
Equitrans Midstream Corp.	16,107	130,306
Gran Tierra Energy Inc.(a)	33,304	7,933
Kosmos Energy Ltd.	56,684	103,165
Marathon Oil Corp.	60,734	324,320
Matador Resources Co.(a)	11,678	91,555
Murphy Oil Corp.	10,188	121,747
Noble Energy Inc.	33,946	296,349
Parsley Energy Inc., Class A	24,234	221,499
PBF Energy Inc., Class A	9,038	95,984
PDC Energy Inc.(a)	7,882	96,003
Plains GP Holdings LP, Class A	9,850	98,401
Range Resources Corp.	16,374	98,080
Renewable Energy Group Inc.(a)	3,562	101,339
Southwestern Energy Co.(a)	44,604	134,258
Targa Resources Corp.	14,666	262,375
Texas Pacific Land Trust	340	199,373
Viper Energy Partners LP	9,503	99,686
World Fuel Services Corp.	5,696	145,134
WPX Energy Inc.(a)	28,099	159,321

		4,395,540

Paper & Forest Products — 0.3%
Boise Cascade Co.	6,706	228,205
Domtar Corp.	6,748	137,659
Louisiana-Pacific Corp.	7,904	186,614

		552,478

Personal Products — 0.4%
Edgewell Personal Care Co.(a)	4,242	129,042
Herbalife Nutrition Ltd.(a)	6,633	290,791
Medifast Inc.	1,154	118,100
Nu Skin Enterprises Inc., Class A	4,068	151,248
USANA Health Sciences Inc.(a)	1,130	95,734

		784,915

Pharmaceuticals — 1.7%
Aerie Pharmaceuticals Inc.(a)	5,862	82,244
Arvinas Inc.(a)(b)	2,097	69,767
Axsome Therapeutics Inc.(a)	2,113	162,659
Cara Therapeutics Inc.(a)	6,112	96,997
Collegium Pharmaceutical Inc.(a)	4,220	93,051
Corcept Therapeutics Inc.(a)	8,222	124,481
Endo International PLC(a)	23,496	90,694
Horizon Therapeutics PLC(a)	12,797	649,192
Intersect ENT Inc.(a)	7,912	88,219
Intra-Cellular Therapies Inc.(a)	5,202	108,618

8

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
MyoKardia Inc.(a)	3,458	$353,719
Nektar Therapeutics(a)	12,591	273,225
Omeros Corp.(a)	6,475	96,348
Pacira BioSciences Inc.(a)	2,445	107,458
Phibro Animal Health Corp., Class A	3,800	99,560
Prestige Consumer Healthcare Inc.(a)	2,690	113,518
Reata Pharmaceuticals Inc., Class A(a)(b)	1,644	238,906
Revance Therapeutics Inc.(a)	4,971	103,894
Supernus Pharmaceuticals Inc.(a)	4,789	115,510
Theravance Biopharma Inc.(a)	4,464	112,716
Tricida Inc.(a)	3,487	93,661
Zogenix Inc.(a)	4,070	118,559

		3,392,996

Professional Services — 1.3%
ASGN Inc.(a)	3,092	190,436
CoreLogic Inc.	4,213	208,796
Exponent Inc.	2,694	200,003
FTI Consulting Inc.(a)	2,992	360,416
Heidrick & Struggles International Inc.	4,511	100,054
Huron Consulting Group Inc.(a)	2,432	112,504
ICF International Inc.	2,513	164,803
Insperity Inc.	2,689	139,398
Kelly Services Inc., Class A, NVS	8,591	128,779
Korn Ferry	5,836	176,597
ManpowerGroup Inc.	3,703	256,026
TriNet Group Inc.(a)	3,770	202,562
TrueBlue Inc.(a)	11,272	174,265
Upwork Inc.(a)	7,294	90,737

		2,505,376

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	13,534	138,724
Howard Hughes Corp. (The)(a)	3,439	174,185
Kennedy-Wilson Holdings Inc.	9,538	133,723
Marcus & Millichap Inc.(a)	6,549	180,556
Realogy Holdings Corp.	20,438	123,854
Redfin Corp.(a)	5,191	155,678
St. Joe Co. (The)(a)	6,447	124,105
Tejon Ranch Co.(a)	7,447	106,790

		1,137,615

Road & Rail — 0.7%
ArcBest Corp.	4,687	104,942
Avis Budget Group Inc.(a)(b)	6,738	145,069
Landstar System Inc.	3,623	421,210
Ryder System Inc.	5,395	184,833
Saia Inc.(a)	1,383	149,972
Schneider National Inc., Class B	6,433	155,486
Werner Enterprises Inc.(b)	3,255	150,446

		1,311,958

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries Inc.(a)	1,728	115,482
Ambarella Inc.(a)	1,721	97,649
Amkor Technology Inc.(a)	9,440	99,875
Brooks Automation Inc.	4,050	161,878
Cabot Microelectronics Corp.	2,279	330,136
Cirrus Logic Inc.(a)	5,073	367,691
Cree Inc.(a)	8,051	424,207
Enphase Energy Inc.(a)	5,978	347,860
Entegris Inc.	9,701	580,896
First Solar Inc.(a)	6,530	304,429

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
FormFactor Inc.(a)	3,909	$98,389
Ichor Holdings Ltd.(a)	4,243	96,528
Inphi Corp.(a)	2,764	347,352
Kulicke & Soffa Industries Inc.	8,116	181,474
Lattice Semiconductor Corp.(a)	8,303	206,496
MaxLinear Inc.(a)	5,603	97,044
MKS Instruments Inc.	2,771	292,701
Monolithic Power Systems Inc.	2,484	521,019
Onto Innovation Inc.(a)(b)	5,146	159,938
Power Integrations Inc.	2,297	248,880
Rambus Inc.(a)	9,814	152,510
Semtech Corp.(a)	4,111	218,623
Silicon Laboratories Inc.(a)	3,590	336,239
SolarEdge Technologies Inc.(a)(b)	3,039	431,234
Synaptics Inc.(a)	2,179	138,846
Ultra Clean Holdings Inc.(a)	4,748	98,426
Universal Display Corp.	2,765	405,349

		6,861,151

Software — 7.0%
2U Inc.(a)(b)	4,425	161,380
8x8 Inc.(a)(b)	6,445	93,710
ACI Worldwide Inc.(a)	11,330	312,481
Alarm.com Holdings Inc.(a)	1,843	87,155
Altair Engineering Inc., Class A(a)	2,666	104,214
Alteryx Inc., Class A(a)	3,224	464,063
Anaplan Inc.(a)	6,808	312,623
Appfolio Inc., Class A(a)	708	112,225
Appian Corp.(a)(b)	2,035	115,914
Aspen Technology Inc.(a)	4,745	501,262
Avaya Holdings Corp.(a)	8,128	118,669
Benefitfocus Inc.(a)	9,547	121,533
Blackbaud Inc.	4,333	253,957
Blackline Inc.(a)	4,214	313,100
Bottomline Technologies DE Inc.(a)	3,305	167,233
Box Inc., Class A(a)	8,636	172,547
CERENCE Inc.(a)	3,421	102,322
Ceridian HCM Holding Inc.(a)	7,205	496,208
Cloudera Inc.(a)	12,057	123,584
CommVault Systems Inc.(a)	2,630	106,410
Cornerstone OnDemand Inc.(a)	2,582	99,794
Elastic NV(a)	3,388	291,097
Envestnet Inc.(a)	4,039	293,272
Everbridge Inc.(a)	2,207	322,796
FireEye Inc.(a)	12,358	154,228
Five9 Inc.(a)	4,371	455,458
HubSpot Inc.(a)	2,975	594,822
LivePerson Inc.(a)	4,456	166,877
LogMeIn Inc.	3,936	334,166
Manhattan Associates Inc.(a)	4,303	380,385
Medallia Inc.(a)	4,667	131,983
Mimecast Ltd.(a)(b)	5,043	210,697
Model N Inc.(a)	3,570	114,668
New Relic Inc.(a)	4,133	273,398
Nuance Communications Inc.(a)	18,625	426,140
Nutanix Inc., Class A(a)(b)	12,601	303,180
Paylocity Holding Corp.(a)	2,687	349,323
Pegasystems Inc.	1,321	125,654
Pluralsight Inc., Class A(a)	4,901	102,088
Progress Software Corp.	4,778	193,031
Proofpoint Inc.(a)	3,240	376,715

9

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
PROS Holdings Inc.(a)	3,539	$137,844
Q2 Holdings Inc.(a)	2,027	167,471
Qualys Inc.(a)	2,516	290,145
Rapid7 Inc.(a)	4,202	205,436
RealPage Inc.(a)	3,877	262,938
SailPoint Technologies Holding Inc.(a)(b)	5,291	120,794
Smartsheet Inc., Class A(a)	7,277	419,592
SPS Commerce Inc.(a)	2,994	204,071
SVMK Inc.(a)	7,446	150,037
Tenable Holdings Inc.(a)	3,151	98,532
Teradata Corp.(a)	13,056	279,529
Varonis Systems Inc.(a)	1,649	139,159
Verint Systems Inc.(a)	2,766	128,259
Workiva Inc.(a)	3,459	154,064
Yext Inc.(a)	6,954	109,804
Zendesk Inc.(a)	8,240	706,580
Zscaler Inc.(a)(b)	4,601	451,312
Zuora Inc., Class A(a)	8,608	103,382

		14,069,311

Specialty Retail — 2.4%
Aaron’s Inc.(b)	5,107	188,499
American Eagle Outfitters Inc.	16,537	151,479
Asbury Automotive Group Inc.(a)	1,338	96,711
AutoNation Inc.(a)	4,354	171,896
Carvana Co.(a)(b)	3,988	370,804
Children’s Place Inc. (The)	2,482	103,350
Five Below Inc.(a)	3,723	389,612
Floor & Decor Holdings Inc., Class A(a)	4,715	245,180
Foot Locker Inc.	8,280	229,356
Gap Inc. (The)	19,671	175,072
Group 1 Automotive Inc.	1,692	106,495
Haverty Furniture Companies Inc.	6,187	107,035
L Brands Inc.	14,524	235,144
Lithia Motors Inc., Class A	1,724	207,897
MarineMax Inc.(a)	5,746	109,346
Monro Inc.	2,836	156,264
Murphy USA Inc.(a)(b)	2,431	282,239
National Vision Holdings Inc.(a)(b)	5,664	151,682
Office Depot Inc.	44,741	110,510
Rent-A-Center Inc./TX	4,956	126,180
RH(a)	1,003	217,541
Sally Beauty Holdings Inc.(a)	9,029	117,738
Sleep Number Corp.(a)(b)	3,096	96,502
Urban Outfitters Inc.(a)	5,160	87,410
Williams-Sonoma Inc.	5,860	487,611
Zumiez Inc.(a)	4,645	113,199

		4,834,752

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	8,882	160,320
Pure Storage Inc., Class A(a)(b)	12,992	228,789
Xerox Holdings Corp.(a)	11,546	183,351

		572,460

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	7,168	107,807
Carter’s Inc.	2,389	205,239
Columbia Sportswear Co.	3,560	260,094
Crocs Inc.(a)	5,300	151,845
Deckers Outdoor Corp.(a)	2,181	398,098
Hanesbrands Inc.	24,873	245,248

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Kontoor Brands Inc.(a)	6,638	$97,047
Levi Strauss & Co., Class A	7,478	100,878
Oxford Industries Inc.	2,453	104,547
PVH Corp.	4,711	214,209
Skechers U.S.A. Inc., Class A(a)	5,530	173,200
Steven Madden Ltd.	4,558	107,204
Tapestry Inc.	16,069	218,538
Under Armour Inc., Class A(a)	11,856	103,740
Under Armour Inc., Class C, NVS(a)	13,189	103,665
Wolverine World Wide Inc.	8,386	175,603

		2,766,962

Thrifts & Mortgage Finance — 1.2%
Columbia Financial Inc.(a)	12,725	179,423
Essent Group Ltd.	4,591	151,733
Federal Agricultural Mortgage Corp., Class C, NVS	2,232	143,138
First Defiance Financial Corp.	6,321	104,992
HomeStreet Inc.	5,259	125,269
Meta Financial Group Inc.	5,701	103,302
MGIC Investment Corp.	30,859	253,352
Mr Cooper Group Inc.(a)	9,777	109,014
New York Community Bancorp. Inc.	37,047	372,322
Provident Financial Services Inc.	7,549	98,363
Radian Group Inc.	10,678	169,567
TFS Financial Corp.	12,101	186,476
Washington Federal Inc.	8,001	206,906
WSFS Financial Corp.	4,551	125,926

		2,329,783

Trading Companies & Distributors — 1.1%
Air Lease Corp.	6,280	189,091
Applied Industrial Technologies Inc.	1,685	97,730
Beacon Roofing Supply Inc.(a)	4,793	118,004
GATX Corp.	3,013	189,036
GMS Inc.(a)	4,968	101,794
Herc Holdings Inc.(a)	3,945	112,433
MSC Industrial Direct Co. Inc., Class A	1,445	100,196
Rush Enterprises Inc., Class A	2,833	117,909
SiteOne Landscape Supply Inc.(a)(b)	3,236	344,019
Triton International Ltd.	5,460	166,530
Univar Solutions Inc.(a)	6,822	105,468
Watsco Inc.	1,800	320,238
WESCO International Inc.(a)	4,495	149,683

		2,112,131

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	6,486	184,138

Water Utilities — 0.3%
American States Water Co.	3,102	254,395
California Water Service Group	3,072	144,384
SJW Group	1,972	123,921

		522,700

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	6,707	91,886
Shenandoah Telecommunications Co.	4,010	210,966
Telephone & Data Systems Inc.	5,105	104,601

		407,453

Total Common Stocks — 99.3% (Cost: $194,555,458)		198,174,583

10

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(d)(e)(f)	7,965,026	$7,976,973

Total Short-Term Investments — 4.0% (Cost: $7,964,650)		7,976,973

Total Investments in Securities — 103.3% (Cost: $202,520,108)		206,151,556

Other Assets, Less Liabilities — (3.3)%		(6,680,536)

Net Assets — 100.0%		$199,471,020

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,242,665	4,722,361	(b)	—		7,965,026	$7,976,973	$43,559	(c)	$(3,326)	$12,035
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	—		(66,000	)(b)	—	—	1,906		—	—
PennyMac Mortgage Investment Trust	—	9,914		—		9,914	109,153	—		—	(79)

							$8,086,126	$45,465		$(3,326)	$11,956

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$198,171,506	$—	$3,077	$198,174,583
Money Market Funds	7,976,973	—	—	7,976,973

	$206,148,479	$—	$3,077	$206,151,556

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

11